Shareholder Report, Average Annual Return (Details)		6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
		Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024
Schwab VIT Growth Portfolio
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Schwab VIT Growth Portfolio
Average Annual Return, Percent	[1]	6.93%	13.83%	7.23%	5.86%
Schwab VIT Balanced with Growth Portfolio
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Schwab VIT Balanced with Growth Portfolio
Average Annual Return, Percent	[1]	5.62%	11.72%	5.73%	4.82%
Schwab VIT Balanced Portfolio
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Schwab VIT Balanced Portfolio
Average Annual Return, Percent	[1]	4.07%	9.23%	3.99%	3.59%
Schwab S&P 500 Index Portfolio
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Schwab S&P 500 Index Portfolio
Average Annual Return, Percent	[2]	15.25%	24.50%	14.99%	12.76%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
Average Annual Return, Percent		15.29%	24.56%	15.05%	12.86%
Bloomberg US Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		(0.71%)	2.63%	(0.23%)	1.35%
VIT Growth Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[3]	VIT Growth Composite Index
Average Annual Return, Percent		7.13%	14.51%	7.76%	6.44%
VIT Balanced With Growth Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[4]	VIT Balanced with Growth Composite Index
Average Annual Return, Percent		5.86%	12.44%	6.31%	5.43%
VIT Balanced Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[5]	VIT Balanced Composite Index
Average Annual Return, Percent		4.36%	10.02%	4.57%	4.23%

[1]	Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower. Fund performance does not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract. If those contract fees and expenses were included, the performance would be less than that shown. Please refer to the variable insurance product prospectus for a complete listing of these expenses.
[2]	Fund performance does not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract. If those contract fees and expenses were included, the performance would be less than that shown. Please refer to the variable insurance product prospectus for a complete listing of these expenses.
[3]	A custom blended index developed by Schwab Asset Management based on a comparable portfolio asset allocation and calculated using the following portion allocations effective April 28, 2023: 14.0% Bloomberg US Aggregate Bond Index, 4.0% Bloomberg US Treasury Bills 1-3 Month Index, 6.0% Dow Jones Equity All REIT Capped Index, 39.6% Dow Jones U.S. Large Cap Total Stock Market Index, 6.3% Dow Jones U.S. Small Cap Total Stock Market Index, 5.4% FTSE All Emerging Index (Net), 21.0% FTSE Developed ex US Index (Net), and 3.7% FTSE Developed Small Cap ex US Liquid Index. Prior to April 28, 2023, the index had a different composition. See www.schwabassetmanagement.com/glossary for additional detail.
[4]	A custom blended index developed by Schwab Asset Management based on a comparable portfolio asset allocation and calculated using the following portion allocations effective April 28, 2023: 26.1% Bloomberg US Aggregate Bond Index, 3.9% Bloomberg US Treasury 1-3 Year Index, 4.0% Bloomberg US Treasury Bills 1-3 Month Index, 1.0% Bloomberg US Treasury Inflation-Linked Bond Index (Series-L), 4.6% Dow Jones Equity All REIT Capped Index, 34.0% Dow Jones U.S. Large Cap Total Stock Market Index, 4.2% Dow Jones U.S. Small Cap Total Stock Market Index, 3.2% FTSE All Emerging Index (Net), 16.0% FTSE Developed ex US Index (Net), and 3.0% FTSE Developed Small Cap ex US Liquid Index (Net). Prior to April 28, 2023, the index had a different composition. See www.schwabassetmanagement.com/glossary for additional detail.
[5]	A custom blended index developed by Schwab Asset Management based on a comparable portfolio asset allocation and calculated using the following portion allocations effective April 28, 2023: 36.3% Bloomberg US Aggregate Bond Index, 9.0% Bloomberg US Treasury 1-3 Year Index, 4.0% Bloomberg US Treasury Bills 1-3 Month Index, 3.7% Bloomberg US Treasury Inflation-Linked Bond Index (Series-L), 3.3% Dow Jones Equity All REIT Capped Index, 25.9% Dow Jones U.S. Large Cap Total Stock Market Index, 2.8% Dow Jones U.S. Small Cap Total Stock Market Index, 2.0% FTSE All Emerging Index (Net), 11.0% FTSE Developed ex US Index (Net), and 2.0% FTSE Developed Small Cap ex US Liquid Index (Net). Prior to April 28, 2023, the index had a different composition. See www.schwabassetmanagement.com/glossary for additional detail.